SHAREHOLDER'S CAPITAL - RSU and DSU Activity (Details)	12 Months Ended
Dec. 31, 2022 Option $ / shares
RSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	1,736,670
Number of other equity instruments granted | Option	975,801
Number of other equity instruments settled | Option	(730,215)
Number of other equity instruments forfeited | Option	(75,487)
Number of other equity instruments outstanding at end of period | Option	1,906,769
Number of other equity instruments expected to vest | Option	1,814,959
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares	$ 26.77
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares	28.69
Weighted average exercise price of other equity instruments settled (US$ per share) | $ / shares	25.73
Weighted average exercise price of other equity instruments forfeited (US$ per share) | $ / shares	27.99
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares	28.10
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share) | $ / shares	$ 28.19
DSUs
Disclosure Of Other Equity Instruments In Share-Based Payment Arrangement [Line Items]
Number of other equity instruments outstanding at beginning of period | Option	32,536
Number of other equity instruments granted | Option	28,424
Number of other equity instruments outstanding at end of period | Option	60,960
Number of other equity instruments expected to vest | Option	60,960
Weighted average exercise price of other equity instruments outstanding at beginning of period (US$ per share) | $ / shares	$ 27.76
Weighted average exercise price of other equity instruments granted (US$ per share) | $ / shares	29.35
Weighted average exercise price of other equity instruments outstanding at end of period (US$ per share) | $ / shares	28.50
Weighted average exercise price of other equity instruments vested and expected to vest (US$ per share) | $ / shares	$ 28.50